File No. 333-19181
                                                Rule 497(e)


                LIBERTY-STEIN ROE FUNDS TRUST
          Stein Roe Institutional Client High Yield Fund

          Supplement to Statement of Additional Information
                       Dated November 1, 1999
                      __________________________

     The first full paragraph under "Purchases and Redemptions" in this SAI is revised to read as follows:

     The initial purchase minimum is $250,000 and the minimum subsequent investment is $10,000. For more information on how to purchase Fund shares, please call Stein Roe
     Retirement Services at 800-322-1130.


             This Supplement is Dated December 6, 1999